UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ];  Amendment Number: ___________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monarch Capital Management, Inc.
Address:  127 West Berry Street, Suite 402
          Fort Wayne, IN  46802

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Margaret H. Candor
Title: Vice President and Treasurer
Phone:  (219) 422-2765

Signature, Place, and Date of Signing:

   /s/ ______________
   Fort Wayne, Indiana
   November 12, 1999

Report Type:

[X]   13F HOLDING REPORT.

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:     90

Form 13F Information Table Value Total:  $165,481,907 (thousands)


List of Other Included Managers:    0

FORM 13F INFORMATION TABLE
MONARCH CAPITAL MANAGEMENT, INC.
DISCRETIONARY OWNERSHIP FOR 13F
AS OF DATE:  09/30/99


Item 1        Item 2  Item 3         Item 4    Item 5 Item 6                   Item    Item 8
                                                                               7
                                                                                       Voting
                                                      Investment                    Authority
Name          Title                    Fair Shares or Discretion        Shared       (Shares)
of            of      Cusip          Market Principal            Shared Other            Sole Shared    None
Issuer        Class   Number          Value    Amount Sole(A)    (B)    (C)               (A) (B)        (C)
                                                                               Mgr
Abbott Labs   Common  002824100   3,608,216    98,350      X                           14,800         83,550
Air Prods &   Common  009158106     719,550    24,600      X                           12,200         12,400
Chems Inc
Albertsons    Common  013104104   1,145,888    28,964      X                           10,000         18,964
Inc
America       Common  02364J104     241,945     2,325      X                                           2,325
Online Inc
Del
American Home Common  026609107   1,461,796    35,224      X                            7,100         28,124
Products
American      Common  026874107   5,869,824    67,518      X                           14,989         52,529
International
Grp
Anheuser      Common  035229103     308,275     4,400      X                                           4,400
Busch Cos Inc
Automatic     Common  053015103   3,824,363    85,700      X                           17,700         68,000
Data
Processing
Baldor        Common  057741100   1,915,396   101,143      X                           32,910         68,233
Electric
Bank One Corp Common  06423A103     530,125    15,228      X                                          15,228
Belden Inc    Common  077459105   3,460,400   168,800      X                           44,300        124,500
Berkshire     Cl A    084670108     825,000        15      X                                              15
Hathaway Inc
Del
Berkshire     Cl B    084670207     530,816       286      X                                             286
Hathaway Inc
Del
Bioanalytical Common  09058M103      30,625    10,000      X                                          10,000
Systems Inc
Biomet Inc    Common  090613100   4,467,994   169,805      X                           34,300        135,505
BP Amoco P L  Common  055622104   1,964,728    17,730      X                            1,723         16,007
C Sponsored
ADR
Bristol Myers Common  110122108   2,783,700    41,240      X                            4,000         37,240
Squibb
Choicepoint   Common  170388102     350,350     5,200      X                                           5,200
Inc
Chubb Corp    Common  171232101     267,975     5,400      X                            5,000            400
Cisco Sys Inc Common  17275R102     363,381     5,300      X                                           5,300
Coca Cola Inc Common  191216100   3,242,979    67,212      X                           14,600         52,612
Cooper Tire & Common  216831107   1,721,963    97,700      X                           36,700         61,000
Rbr Co
CSX Corp      Common  126408103     521,213    12,300      X                           11,000          1,300
Dayton Hudson Common  239753106     474,494     7,900      X                            3,100          4,800
Corp
Deere & Co    Common  244199105     746,669    19,300      X                           12,000          7,300
Disney Walt   Common  254687106   2,319,590    89,215      X                           21,000         68,215
Co.
Dow Jones &   Common  260561105     266,875     5,000      X                                           5,000
Co Inc
Duke Energy   Common  264399106     396,900     7,200      X                            6,800            400
Corp
Duke Weeks    Common  264411505   1,271,400    65,200      X                           23,500         41,700
Rlty Corp New
E M C Corp    Common  268648102   8,054,669   112,850      X                           25,100         87,750
Mass
Elan PLC      ADR     284131208     201,375     6,000                                   1,200          4,800
Emerson Elec  Common  291011104   1,059,654    16,770      X                            1,600         15,170
Co
Equifax Inc   Common  294429105   1,462,500    52,000      X                                          52,000
Equity Office Common  294741103   1,383,375    59,500      X                           22,700         36,800
Pptys Tr
Exxon Corp    Common  302290101     501,600     6,600      X                            3,200          3,400
Fifth Third   Common  316773100   3,619,656    59,491      X                            9,725         49,766
Bancorp
Franklin      Common  353514102   5,847,864    88,604      X                           16,900         71,704
Electric
General Elec  Common  369604103   6,982,738    58,895      X                           11,050         47,845
Co
General       Common  370442105     220,281     3,500      X                                           3,500
Motors Corp
Gillette Co   Common  375766102   1,876,744    55,300      X                           15,900         39,400
GTE Corp      Common  362320103     392,063     5,100      X                            1,200          3,900
Halliburton   Common  406216101     373,100     9,100      X                            7,800          1,300
Co
Heinz H J Co  Common  423074103     473,000    11,000      X                            1,500          9,500
Hewlett       Common  428236103   2,599,988    28,650      X                            6,600         22,050
Packard
Hillenbrand   Common  431573104   1,000,430    37,931      X                            9,700         28,231
Inds Inc
Home Depot    Common  437076102   5,049,084    73,575      X                           20,800         52,775
Intel Corp    Common  458140100   7,791,677   104,850      X                           24,100         80,750
Intl Paper Co Common  460146103   1,297,688    27,000      X                           27,000
Ionics Inc    Common  462218108   1,118,556    34,550      X                           18,200         16,350
Johnson &     Common  478160104   3,538,658    38,516      X                            6,304         32,212
Johnson
Kellogg Co    Common  487836108     419,300    11,200      X                            1,600          9,600
Lakeland Finl Common  511656100   1,042,169    58,100      X                           15,500         42,600
Corp
Lilly Eli &   Common  532457108     407,591     6,350      X                                           6,350
Co
Lincoln Natl  Common  534187109     239,499     6,376      X                               30          6,346
Corp Ind
Littlefuse    Common  537008104   4,763,725   214,100      X                           54,000        160,100
Inc
Loewen Group  Common  54042L100       9,788    17,400      X                            5,000         12,400
Inc
Lucent        Common  549463107     529,250     8,158      X                              648          7,510
Technologies
McDonalds     Common  580135101   2,707,450    62,600      X                           11,000         51,600
Corp
Medtronic     Common  585055106     234,713     6,600      X                            3,600          3,000
Merck & Co    Common  589331107   6,783,017   104,656      X                           22,000         82,656
Inc
Merrill Lynch Common  590188108     323,400     4,800      X                              500          4,300
& Co Inc
Microsoft     Common  594918104   6,146,930    67,875      X                           17,300         50,575
Corp
Minnesota Mng Common  604059105   1,683,495    17,525      X                            6,000         11,525
& Mfg Co
Mobil Corp    Common  607059102     283,914     2,818      X                                           2,818
Morgan J  P & Common  616880100     297,050     2,600      X                                           2,600
Co Inc
Motorola Inc  Common  620076109     492,800     5,600      X                            1,600          4,000
National City Common  635405103   4,737,832   177,530      X                           42,810        134,720
Corp
Nisource      Common  629140104     508,123    22,966      X                           10,000         12,966
Norfolk       Common  655844108     499,800    20,400      X                           16,200          4,200
Southern Corp
Northern      Common  665859104   1,396,538    16,725      X                            2,100         14,625
Trust Company
Nucor Corp    Common  670346105   3,055,144    64,150      X                           19,700         44,450
Pepsico Inc   Common  713448108   1,699,491    55,721      X                           16,000         39,721
Philip Morris Common  718154107   2,400,133    70,205      X                           14,700         55,505
Post Pptys    Common  737464107     695,831    17,700      X                           10,200          7,500
Inc
Procter &     Common  742718109   1,134,375    12,100      X                            3,850          8,250
Gamble Co
Professionals Common  742954100     434,300    17,372      X                            7,548          9,824
Ins Mgt
Qualcomm Inc  Common  747525103     378,375     2,000      X                                           2,000
Royal Dutch   NY  Reg 780257804   1,099,508    18,616      X                            8,000         10,616
Pete Co       Gld1.25
Schering      Common  806605101   1,681,308    38,540      X                           18,240         20,300
Plough Corp
Schlumberger  Common  806857108     897,300    14,400      X                            9,100          5,300
Ltd
Scotts Co     Cl A    810186106     415,500    12,000      X                           12,000
Shurgard      Common  82567D104     574,200    23,200      X                           11,200         12,000
Storage Ctrs
Steel         Common  858119100   4,250,811   270,968      X                           65,800        205,168
Dynamics Inc
Tyco Intl Ltd Common  902124106     202,783     1,964      X                                           1,964
New
Union Accep   Cl A    904832102   4,190,690   632,557      X                          390,357        242,200
Corp
Wabash Natl   Common  929566107   4,427,109   217,950      X                           48,000        169,950
Corp
Wal Mart      Common  931142103   1,422,119    29,900      X                              900         29,000
Stores Inc
Walgreen Co   Common  931422109   1,111,425    43,800      X                           11,400         32,400
Wells Fargo & Common  949746101   1,069,241    26,984      X                           10,000         16,984
Co New
Westvaco Corp Common  961548104     358,750    14,000      X                           14,000
TOTAL                           165,481,907